Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,300		$ 1,300
Income tax (benefit) expense	$ (1,128)	$ 104	(890)	$ 303
Effective income tax rate, percent	29.10%
Texas margin tax liability	$ 400		$ 400		$ 400